Disclosure of detailed information about effective income tax recovery (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Statutory tax rate	27.00%	26.00%
Loss before taxes	$ 2,856,161	$ 2,661,589
Income tax recovery calculated at statutory rate	771,163	692,013
Non-deductible expenditures	(200,062)	(88,941)
Other	8,253	27,136
Unrecognized tax benefit	(579,354)	(630,208)
INCOME TAX	$ 0	$ 0